Average Annual Total Returns{- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-12 - Fidelity Advisor® Diversified International Fund
	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Diversified International Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Diversified International Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	22.04%	5.62%	6.19%	21.80%	5.30%	5.93%	13.47%	4.44%	5.05%	24.55%	5.83%	6.17%	27.45%	6.05%	6.03%	29.82%	7.17%	7.14%	29.97%	7.33%	7.05%	[1]	Aug. 13, 2013	22.29%	5.88%	5.67%

[1]	(a)Since inception August 13, 2013.